Intangible Assets, Net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	3 years 11 months 19 days	4 years 15 days
Content Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	2 years 9 months 11 days	2 years 9 months 29 days
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	30 years	30 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	7 years
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	4 years
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	8 years
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	3 years	3 years
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years